Summary of Significant Accounting Policies (Computation of Basic and Diluted Income Per Ordinary Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Net income attributable to ordinary shares (US$ thousands)	$ 17,077	$ 9,871	$ 8,243
Weighted average number of ordinary shares outstanding used in basic income per ordinary share calculation	7,103,021	6,933,576	6,896,215
Add assumed exercise of outstanding dilutive potential ordinary shares	143,011	34,729	98,377
Weighted average number of ordinary shares outstanding used in diluted income per ordinary share calculation	7,246,032	6,968,305	6,994,592
Basic income per ordinary share (US$)	$ 2.404	$ 1.424	$ 1.195
Diluted income per ordinary share (US$)	$ 2.357	$ 1.417	$ 1.178
Number of options and warrants excluded from the diluted earnings per share calculation because of anti-dilutive effect		135,000	135,000